Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenue from sales net of excise taxes of nil and $643,476 (2021 - $746,870 and $1,127,569)	$ 47,695,828	$ 34,261,647
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:ProductMember, us-gaap:ServiceMember	us-gaap:ProductMember, us-gaap:ServiceMember
Royalty revenues	$ 1,019,861	$ 1,109,678
Other revenues	81,435	28,994
Total revenues	48,797,124	35,400,319
Cost of sales other than loss on inventories, net of subsidies of $924,644 (2021 - $932,483 )	(52,561,404)	(30,964,709)
Cost of services		(12,846,937)
Impairment loss on inventories	(3,772,066)	(18,962,254)
Total Cost of sales	$ (56,333,470)	$ (62,773,900)
Cost, Product and Service [Extensible Enumeration]	us-gaap:ProductMember, us-gaap:ServiceMember	us-gaap:ProductMember, us-gaap:ServiceMember
Gross profit (loss)	$ (7,536,346)	$ (27,373,581)
Research and development expenses, net of tax credits and grants of nil (2021 - $12,272 )	(880,151)	(1,922,195)
Selling, general and administrative expenses, net of subsidies of nil and nil (2021 - ($427)and $100,178 )	(60,538,424)	(63,824,118)
Impairment loss related to intangible assets	(1,527,000)
Impairment loss related to property, plant and equipment	(14,765,582)	(10,747,692)
Impairment loss related to right-of-use assets		(107,650)
Impairment loss related to goodwill	(3,288,847)	(26,898,016)
Net gain on sale of assets	6,469
Loss from operating activities	(88,529,881)	(130,873,252)
Finance income	7,123	825,745
Finance costs	(2,143,978)	(1,786,781)
Foreign exchange loss	(685,708)	(4,051,418)
Change in revaluation of marketable securities	(107,203)	169,216
Gain on revaluation of derivatives	7,035,118	7,974,549
Nonoperating income (expense)	4,105,352	3,131,311
Loss before income taxes	(84,424,529)	(127,741,941)
Income tax (recovery) expense		3,477,711
Net loss	(84,424,529)	(124,264,230)
Other comprehensive income
Net change in unrealized foreign currency gains on translation of net investments in foreign operations (tax effect of nil for both periods)	750,248	6,737,947
Total other comprehensive loss	750,248	6,737,947
Total comprehensive loss	(83,674,281)	(117,526,283)
Net loss attributable to:
Equity holders of the Company	(74,971,745)	(123,170,020)
Non-controlling interest	(9,452,784)	(1,094,210)
Net loss	(84,424,529)	(124,264,230)
Total comprehensive loss attributable to:
Equity holders of the Company	(74,218,802)	(116,206,145)
Non-controlling interest	(9,455,479)	(1,320,138)
Total comprehensive loss	$ (83,674,281)	$ (117,526,283)
Basic and diluted loss per share attributable to:
Equity holders of the Company	$ (15.54)	$ (35.55)
Equity holders of the Company	(15.54)	(35.55)
Non-controlling interest, basic	(1.96)	(0.32)
Non-controlling interest, diluted	(1.96)	(0.32)
Total loss per share, basic	(17.50)	(35.86)
Total loss per share, diluted	$ (17.50)	$ (35.86)
Basic weighted-average number of common shares outstanding	4,824,336	3,465,059
Diluted weighted average number of common shares	4,824,336	3,465,059